As filed with the Securities and Exchange Commission on March 30, 2012
Securities Act Registration No. 333-178303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 2	[X]
(Check appropriate box or boxes)

WILMINGTON FUNDS
(Exact Name of Registrant as Specified in Charter)

1 (800) 836-2211
(Registrant’s Area Code and Telephone Number)

100 EAST PRATT STREET, 15 FLOOR, BALTIMORE, MARYLAND 21202
(Address of Principal Executive Offices)
(Number, Street, City, State, Zip Code)

Michael D. Daniels
Wilmington Funds
100 East Pratt Street, 15th floor
Baltimore, Maryland 21202
(Name and Address of Agent for Service of Process)
(Number, Street, City, State, Zip Code)

With a copy to

Alison M. Fuller, Esq.
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036

Approximate date of public offering: As soon as practicable following effectiveness of the Registration Statement.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon section 24(f).

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART A

Part A, the definitive Proxy Statement/Prospectus dated January 10, 2012, was filed pursuant to Rule 485(b) of the Securities Act of 1933, as amended [Accession No. 0001193125-12-006961] on January 10, 2012, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated January 10, 2012, was filed pursuant to Rule 485(b) of the Securities Act of 1933, as amended [Accession No. 0001193125-12-006961] on January 10, 2012, and is incorporated herein by reference.

PART C: OTHER INFORMATION

Item 15.	Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a

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written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.	Exhibits

1.
(a) Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b) Amendment to the Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(c) Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated July 18, 2003 and effective August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

2.
(a) Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b) Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, effective June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(c) Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, effective September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d) Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, effective December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

3.	Not Applicable.

4.	Agreement and Plan of Reorganization attached as an exhibit to the Proxy Statement/Prospectus and incorporated herein by reference.

5.	(a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

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6.
(a) Conformed copy of Investment Advisory Contract of the Registrant (27 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(b) Conformed copy of Investment Advisory Contract of the Registrant (2 money market funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(c) Conformed copy of Investment Advisory Contract of the Registrant (5 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d) Conformed copy of Subadvisory Agreement for MTB Large Cap Value Fund (NWQ Investment Management Company, LLC), dated December 8, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005.

(e) Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(f) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (27 funds), effective April 29, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(g) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (2 money market funds), effective April 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(h) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant dated effective April 1, 2005 (2 money market funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(i) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (27 funds), dated January 11, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(j) Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006 (Maryland and Virginia Municipal Bond Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed April 28, 2006.

(k) Conformed copy of Investment Advisory Contract Letter Agreement, dated March 30, 2007 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

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(l) Conformed copy of Subadvisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(m) Conformed copy of Subadvisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(n) Conformed copy of Subadvisory Agreement for Large Cap Value Fund (NWQ Investment Management Company, LLC) dated July 28, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(o) Conformed copy of Amendment to Subadvisory Agreement among MTB Group of Funds, MTB Investment Advisors, Inc. and LSV Asset Management, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed March 1, 2007.

(p) Conformed copy of Subadvisory Agreement for MTB International Equity Fund (Hansberger Global Investors, Inc.), dated February 28, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed April 26, 2007.

(q) Subadvisory Agreement for MTB International Equity Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(r) Form of Investment Advisory Contact of the Registrant with Rodney Square Management Corporation, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(s) Form of Sub-Advisory Contract among the Registrant, Rodney Square Management Corporation and MTB Investment Advisors, Inc., incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(t) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (EII Realty Securities, Inc.), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(u) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(v) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

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(w) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (HSBC Global Asset Management, U.S.A. Inc.), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(x) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser) incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(y) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Acuity Capital Management, LLC) (to be filed by amendment).

(z) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Adar Investment Management, LLC) (to be filed by amendment).

(aa) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Calypso Capital Management, L.P.) (to be filed by amendment).

(bb) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (TIG Advisors, LLC) (to be filed by amendment).

(cc) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Water Island Capital, LLC) (to be filed by amendment).

(dd) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Whitebox Advisors LLC) (to be filed by amendment).

(ee) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Madison Street Partners, LLC) (to be filed by amendment).

(ff) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Parametric Risk Advisors, LLC) (to be filed by amendment).

(gg) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Evercore Wealth Management LLC) (to be filed by amendment).

7.
(a) Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated October 1, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(b) Form of Schedule A of Distribution Agreement between Registrant and ALPS Distributors, Inc., (7 funds) (to be filed by amendment).

8.	Not Applicable.

9.
(a) Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

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(b) Form of Schedule II to the Custody Agreement between Registrant and BNY Mellon (formerly, The Bank of New York) (to be filed by amendment).

10.	(a) Rule 12b-1 Agreement of the Registrant and ALPS Distributors, Inc. (to be filed by amendment).

(b) Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 filed on Form N-1A filed April 15, 2011.

(c) Form of Exhibit A to the Rule 12b-1 Plan of the Registrant (to be filed by amendment).

(d) Form of Broker Dealer (Selling) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(e) Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreements, effective December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(f) Conformed copy of Amended and Restated Multiple Class Plan of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(g) Exhibit B to the Multiple Class Plan of the Registrant, amended December 3, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h) Form of Exhibit B to the Multiple Class Plan of the Registrant (to be filed by amendment).

11.
(a) Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable (Stradley Ronon Stevens & Young, LLP) is incorporated herein by reference to Exhibit No. EX-16.11 of Registrant’s N-14 filed December 2, 2012 (File No. 333-178303).

12.	Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon Stevens & Young, LLP) is filed herewith as Exhibit No. EX-16.12.

13.	(a) Form of Recordkeeping Agreement between the Registrant and ALPS Distributors, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(b) Form of Recordkeeping Agreement (Non-Compensation) of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

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(c) Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(d) Form of Exhibit II to the Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc. (to be filed by amendment).

(e) Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(f) Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York (to be filed by amendment).

(g) Form of Intermediary Servicing Agreement of the Registrant, incorporated by Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h) Conformed copy of Shareholder Services Plan, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(i) Form of Exhibit A to the Shareholder Services Plan (to be filed by amendment).

(j) Conformed copy of Indemnification Agreement of the Registrant, dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(k) Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(l) Conformed copy of Assignment and Consent of Fund Participation Agreement, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004.

(m) Amended and Restated Participation Agreement among MTB Group of Funds and ALPS Distributors, Inc., MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co., dated September 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(n) Amendment No. 1 to Participation Agreement Among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and The Hartford Life Insurance Company, dated November 17, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

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(o) Transfer Agent Interactive Client and Services Agreement between the Registrant and ALPS Fund Services, Inc., dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(p) Transfer Agency and Services Agreement between the Registrant and BNY Mellon (formerly known as The Bank of New York), dated (to be filed by amendment).

(q) Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and First SunAmerica Life Assurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(r) Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and AIG SunAmerica Life Insurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(s) Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement) and conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(t) Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

14.
Consent of Ernst & Young LLP, Independent Registered Accounting Firm, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-14 filed January 10, 2012. (File No. 333-178303)

15.	Not Applicable.

16.	(a) Conformed copy of Power of Attorney of the Registrant, dated March 12, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(b) Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia, dated July 14, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(c) Conformed copy of Power of Attorney of Trustee Marguerite Hambleton, dated August 22, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 7, 2005.

(d) Power of Attorney of the Treasurer Guy Nordahl, dated April 15, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

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(e) Powers of Attorney, dated November 16, 2011, incorporated herein by reference to Registrant’s Form N-14 filed December 2, 2012 (File No. 333-178303).

17.
(a) MTB Group of Funds Prospectus and Statement of Additional Information dated August 31, 2011 with respect to MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB International Equity Fund, MTB Intermediate-Term Bond Fund and MTB Income Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 90 on Form N-1A filed August 29, 2011.

(b) MTB Group of Funds Prospectus and Statement of Additional Information dated December 30, 2011 with respect to Wilmington Municipal Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Strategic Allocation Aggressive Fund, and Wilmington Strategic Allocation Conservative Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(c) MTB Group of Funds Prospectus and Statement of Additional Information dated December 30, 2011 with respect to MTB Money Market Fund, MTB Prime Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund, and MTB U.S. Treasury Money Market Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 99 on Form N-1A filed December 30, 2011.

(d) Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(e) Copy of Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, incorporate by reference to Registrant’s Post-Effective Amendment No. 86 on Form N-1A filed August 30, 2010.

(f) Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(g) Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(h) Copy of Code of Ethics of NWQ Investment Management Company LLC, dated August 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

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(i) Copy of Code of Ethics of Baring International Investment, Limited incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(j) Copy of Code of Ethics of Rodney Square Management Corporation incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(k) Copy of Code of Ethics of EII Realty Securities, Inc. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(l) Copy of Code of Ethics of CBRE Clarion Securities, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(m) Copy of Code of Ethics of Pacific Investment Management Company LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(n) Copy of Code of Ethics of HSBC Global Asset Management (USA) Inc. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(o) Copy of Code of Ethics of Rock Maple Services, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p) Copy of Code of Ethics of Acuity Capital Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(q) Copy of Code of Ethics of Adar Investment Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(r) Copy of Code of Ethics of Calypso Capital Management, L.P. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(s) Copy of Code of Ethics of TIG Advisors, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(t) Copy of Code of Ethics of Water Island Capital, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

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(u) Copy of Code of Ethics of Whitebox Advisors LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(v) Copy of Code of Ethics of Madison Street Partners, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(w) Copy of Code of Ethics of Parametric Risk Advisors, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(x) Copy of Code of Ethics of Evercore Wealth Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(y) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(z) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(aa) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Large-Cap Strategy Fund and Wilmington Small-Cap Strategy Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(bb) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund and Wilmington Broad Market Bond Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(cc) WT Mutual Fund Prospectus dated November 1, 2011 with respect to Wilmington Aggressive Strategic Allocation Fund and Wilmington Conservative Strategic Allocation Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(dd) WT Mutual Fund Statement of Additional Information dated November 1, 2011 with respect to Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Municipal Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Conservative

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Asset Allocation Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund is incorporated by reference to WT Mutual Fund’s Post-Effective Amendment No. 52 on Form N-1A filed October 28, 2011.

(ee) Supplement dated January 9, 2012 to the MTB Group of Funds Combined Statutory Prospectus, dated August 31, 2011, is incorporated herein by reference to the supplement filed on January 9, 2012.

(ff) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Prime Money Market Fund, Wilmington US. Government Money Market Fund and Wilmington Tax Exempt Money Market Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(gg) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(hh) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(ii) The audited financial statements and related report of the independent public accounting firm included in Annual Report to Shareholders of the WT Mutual Fund’s Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund for the fiscal year ended June 30, 2011 are incorporated by reference to the WT Mutual Fund’s Form N-CSR filed on September 8, 2011. No other part of the Annual Report is incorporated herein by reference.

(jj) Supplement dated November 4, 2011 to the Combined Statutory Prospectus, dated August 31, 2011 regarding the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, and MTB U.S. Government Bond Fund is incorporated by reference to the supplement filed on November 4, 2011.

(kk) The audited financial statements and related report of the independent public accounting firm for the Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund included in Annual Report to Shareholders of the MTB

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Group of Funds’ U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Money Market Fund, Prime Money Market Fund, New York Tax-Free, Money Market Fund, Pennsylvania Tax-Free and Money Market Fund for the fiscal year ended April 30, 2011 are incorporated by reference to the Registrant’s Form N-CSR filed on June 30, 2011. No other part of the Annual Report is incorporated herein by reference.

(ll) The audited financial statements and related report of the independent public accounting firm for the Intermediate-Term Bond Fund, Income Fund, and International Equity Fund included in Annual Report to Shareholders of the MTB Group of Funds’ Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Intermediate-Term Bond Fund, Income Fund, Strategic Allocation Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and International Equity Fund for the fiscal year ended April 30, 2011 are incorporated by reference to the Registrant’s Form N-CSR filed on June 30, 2011. No other part of the Annual Report is incorporated herein by reference.

(mm) The unaudited financial statements for the Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund included in Semi-Annual Report to Shareholders of the MTB Group of Funds’ U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Money Market Fund, Prime Money Market Fund, New York Tax-Free, Money Market Fund, Pennsylvania Tax-Free and Money Market Fund for the fiscal period ended October 31, 2011 are incorporated herein by reference to the Registrant’s Form N-CSRS filed on December 28, 2011. No other part of the Semi-Annual Report is incorporated herein by reference.

(nn) The unaudited financial statements for the Intermediate-Term Bond Fund, Income Fund, and International Equity Fund included in Semi-Annual Report to Shareholders of the MTB Group of Funds’ Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Intermediate-Term Bond Fund, Income Fund, Strategic Allocation Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and International Equity Fund for the fiscal period ended October 31, 2011 are incorporated herein by reference to the Registrant’s Form N-CSRS filed on December 28, 2011. No other part of the Semi-Annual Report is incorporated herein by reference.

(oo) Form of Proxy Card incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-14 filed January 10, 2012. (File No. 333-178303)

Item 17.         Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by

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any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on the 30th day of March, 2012.  The Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933.

Wilmington Funds

By: /s/Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of Wilmington Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of March, 2012.

Name	Title	Date
Joseph J. Castiglia* Joseph J. Castiglia	Chairman of the Board and Trustee	March 30, 2012

Richard J. Berthy* Richard J. Berthy	Chief Executive Officer	March 30, 2012

Guy Nordahl* Guy Nordahl	Treasurer	March 30, 2012

/s/R. Samuel Fraundorf R. Samuel Fraundorf	President and Trustee	March 30, 2012

William H. Cowie, Jr.* William H. Cowie, Jr.	Trustee	March 30, 2012

John S. Cramer* John S. Cramer	Trustee	March 30, 2012

Kenneth G. Thompson* Kenneth G. Thompson	Trustee	March 30, 2012

Daniel R. Gernatt, Jr.* Daniel R. Gernatt, Jr.	Trustee	March 30, 2012

Richard B. Seidel* Richard B. Seidel	Trustee	March 30, 2012

Dr. Marguerite D. Hambleton* Dr. Marguerite D. Hambleton	Trustee	March 30, 2012

_______________ Robert J. Christian	Trustee	March 30, 2012

_______________ Robert H. Arnold	Trustee	March 30, 2012

_______________ Dr. Eric Brucker	Trustee	March 30, 2012

_________________ Nicholas A. Giordano	Trustee	March 30, 2012

By: /s/ Lisa R Grosswirth                                                      Secretary                                                  March 30, 2012
Lisa R. Grosswirth
As Attorney-In-Fact
       For the persons listed above

_________________
* By Power of  Attorney

EXHIBIT LIST

EXHIBITS	EXHIBIT NO.
Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon Stevens & Young, LLP)	EX-16.12